Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	001-40760
Entity Registrant Name	SEQLL INC.
Entity Central Index Key	0001605888
Entity Tax Identification Number	46-5319744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Federal Street
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	781
Local Phone Number	460-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true